FINANCIAL INSTRUMENTS AND RISK MANAGEMENT	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about financial instruments [abstract]
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT	FINANCIAL INSTRUMENTS AND RISK MANAGEMENT
a.Capital Management
For the purpose of the Company’s capital management, capital includes issued capital, share premium and all other equity reserves attributable to the equity holders of the Company. The Company manages its capital structure and makes adjustments in light of changes in economic conditions and the requirements of the financial covenants. To maintain or adjust the capital structure, the Company may adjust the dividend payment to shareholders, return capital to shareholders or issue new shares. The primary objective of the Company’s capital management is to ensure that it remains within its quantitative banking covenants and maintains a strong credit rating. No changes were made in the objectives, policies or processes during the years ended December 31, 2025 and 2024.
As disclosed within Note 16, the Company has various debt facilities in place. In certain cases, the facilities may have financial covenants which are generally in the form of minimum debt service coverage ratios, debt leverage ratios, restricted cash equivalents accounts required for debt service coverage, as well as non-financial covenants which require financial statement presentation to the creditor. Refer to Note 16 for more information on debt covenants and waivers as applicable.
The Company may also be subject to legal reserves in the countries in which it operates. Refer to Note 17 for further information.
b.    Financial Risk Management
The Company has exposure to the following risks arising from financial instruments:
•Credit risk
•Liquidity risk
•Market risk
i.Risk Management Framework – The Company’s board of directors has overall responsibility for the establishment and oversight of the Company’s risk management framework. The Company’s Chief Executive Officer is responsible for developing and monitoring the Company’s risk management policies, and reporting regularly to the Company’s board of directors on its activities.
The Company’s risk management policies are established to identify and analyze the risks faced by the Company, to set appropriate risk limits and controls, and to monitor risks and adherence to limits. Risk management policies and systems are reviewed regularly to reflect changes in market conditions and the Company’s activities. The Company, through its training and management standards and procedures, aims to develop a disciplined and constructive control environment in which all employees understand their roles and obligations.
ii.Credit Risk – Credit risk is the risk of financial loss to the Company if a customer or counterparty to a financial instrument fails to meet its contractual obligations. The Company is exposed to credit risks from lease receivables, tenant notes receivable as well as due from affiliates.
Exposure to Credit Risk – The following financial assets as of December 31, 2025 and 2024 represent the maximum credit exposure:

	Notes	2025	2024
Cash and cash equivalents	9	$27,323,468	$28,827,347
Receivables from the sale of investment properties	13	—	3,653,133
Lease and other receivables	10	6,662,186	5,261,242
Restricted cash equivalents	9	6,703,299	5,835,117
		$40,688,953	$43,576,839
Cash and restricted cash equivalents are held in reputable financial institutions and carry minimal risk.
The credit quality of the tenant is assessed at the time of entering into a lease agreement. The outstanding lease and other receivables figures disclosed in the aforementioned table pertain to the gross amounts of outstanding lease and other receivables, prior to accounting for expected credit losses. Likewise, receivables arising from the sale of investment properties are presented at their undiscounted balances. The outstanding balances are regularly monitored. An impairment analysis is performed at each reporting date on an individual basis for each counterparty. In general, concentration risk in lease and other receivables is limited due to the receivables being dispersed across different counterparties. Refer to Note 10 for further information.
a.Liquidity Risk – Liquidity risk is the risk that the Company will encounter difficulty in meeting the obligations associated with financial liabilities that are settled by delivering cash or another financial asset. The Company’s approach to managing is to ensure, to the extent possible, that it will have sufficient liquidity to meet its liabilities when due, under both normal and stressed conditions, without incurring in unacceptable losses or risking damage to the Company’s reputation, and to maintain a balance between continuity of funding and flexibility through the use of bank deposits and loans.
Typically, the Company ensures that it has sufficient cash on demand, including deposits at banks and the balances of short-term credit facilities with diverse funding resources and committed borrowing facilities, to meet expected operating expenses for a period of 90 days, including the servicing of financial obligations. This excludes the potential impact of extreme circumstances that cannot be reasonably predicted, such as natural disasters.
The Company has sufficient access to multiple sources of funding to repay debt maturing within 12 months in the normal course of business. As of December 31, 2025 and 2024, the Company was compliant with, or otherwise had waivers for all debt covenants with its lenders.
Exposure to Liquidity Risk – The following tables detail the remaining contractual maturities of financial liabilities at the end of the reporting period. The amounts are gross and undiscounted cash flows.

December 31, 2025	Notes	On demand	Less than 3 months	3 to 12 months	1 to 5 years	Thereafter	Total

Accounts payable and accrued expenses	14	$3,317,399	$620,083	$7,757,335	$—	$—	$11,694,817
Lease liability	15	—	27,300	120,325	5,089,400	30,448,443	35,685,468
Income tax payable	2l, 20	—	6,013,235	1,088,241	—	—	7,101,476
Retainage payable	2k	—	571,214	2,026,829	—	—	2,598,043
Security deposits		—	—	112,624	3,004,501	—	3,117,125
Long and short-term debt	2e, 16	—	2,307,488	7,962,773	63,388,813	223,110,712	296,769,786
Total		$3,317,399	$9,539,320	$19,068,127	$71,482,714	$253,559,155	$356,966,715

December 31, 2024	Notes	On demand	Less than 3 months	3 to 12 months	1 to 5 years	Thereafter	Total

Accounts payable and accrued expenses	14	$793,615	$279,983	$7,283,317	$—	$—	$8,356,915
Lease liability	15	—	94,314	395,627	4,545,290	31,772,840	36,808,071
Income tax payable	2l, 20	—	—	2,764,352	—	—	2,764,352
Retainage payable	2k	—	22,463	1,478,266	—	—	1,500,729
Security deposits		—	—	167,005	2,440,371	—	2,607,376
Long and short-term debt	16	—	2,715,758	9,921,063	42,202,101	212,377,770	267,216,692
Distributions payable to non-controlling interests	18	—	—	380,950	—	—	380,950
Total		$793,615	$3,112,518	$22,390,580	$49,187,762	$244,150,610	$319,635,085
The Company’s minimum lease payments are disclosed in Note 15.
b.Market Risk – Market risk is the risk that changes in market prices. For example, changes in interest rates and foreign exchange rates will affect the Company’s income or the value of its holdings of financial instruments. The objective of market risk management is to manage and control market risk exposures within acceptable parameters, while optimizing the return. Market risk comprises two types of risks: currency risk and interest rate risk.
Currency Risk – Foreign currency risk is the risk that the fair value or future cash flows of an exposure will fluctuate because of changes in foreign exchange rates. The Company’s exposure to the risk of changes in foreign exchange rates relates primarily to its operating activities (when revenue or expense is denominated in a foreign currency) and its loans with financial institutions, some of which are denominated in foreign currency. The functional currency of the Company is USD.
As of the reporting date, the Company has monetary assets and liabilities in currencies other than the functional currency. The main foreign currencies used by the Company are as follows:
•COP
•PEN
•CRC
•MXN
In respect of monetary assets and liabilities denominated in COP, PEN, CRC and MXN, the Company’s policy is to ensure that its net exposure is kept at an acceptable level by buying or selling COP, PEN, CRC, and MXN at spot rates when necessary to address short-term imbalances.
The carrying amounts of the Company’s foreign currency denominated monetary assets and monetary liabilities at the end of the reporting period are as follows:

(in USD)	As of December 31, 2025
Monetary assets and liabilities denominated in:	CRC	PEN	MXN	COP	Total
Cash and cash equivalents	$60,877	$522,422	$2,067,614	$—	$2,650,913
Lease and other receivables, net	40,592	240,811	560,410	—	841,813
Other current and non-current assets	2,830,573	5,458,125	13,863	—	8,302,561
Sub-total	2,932,042	6,221,358	2,641,887	—	11,795,287
Accounts payable and accrued expenses	463,774	2,443,572	237,677	—	3,145,023
Long-term debt	—	—	—	12,487,890	12,487,890
Sub-total	463,774	2,443,572	237,677	12,487,890	15,632,913
Net	$2,468,268	$3,777,786	$2,404,210	$(12,487,890)	$(3,837,626)

(in USD)	As of December 31, 2024
Monetary assets and liabilities denominated in:	CRC	PEN	Total
Cash and cash equivalents	$10,464	$611,247	$621,711
Lease and other receivables, net	53,496	165,779	219,275
Other current and non-current assets	3,205,160	2,810,212	6,015,372
Sub-total	3,269,120	3,587,238	6,856,358
Accounts payable and accrued expenses	349,181	1,042,279	1,391,460
Sub-total	349,181	1,042,279	1,391,460
Net	$2,919,939	$2,544,959	$5,464,898
As of December 31, 2025, and 2024, the net assets in foreign operations of the Company whose functional currency is different from the USD and for which the differences in foreign currency were recognized in OCI, amounted to $127,071,773 and $93,824,216, respectively.
Sensitivity Analysis – The following tables detail the Company’s sensitivity to a 10% appreciation or depreciation in the USD against foreign currencies listed above. 10% is the sensitivity rate used when reporting foreign currency risk internally to key management personnel and represents management’s assessment of the reasonably possible change in foreign exchange rates. The sensitivity analysis reflects foreign currency revaluation or translation impacts on the Company’s net income and equity through OCI for a 10% change in foreign currency exchange rates. A 10% strengthening (weakening) of the USD against the foreign currencies as of December 31, 2025, 2024, and 2023 would have decreased (increased) net income and equity through OCI by the amounts shown below. This analysis assumes that all other variables, particularly interest rates, remained constant.

For the year ended December 31, 2025	Strengthening	Weakening

Profit or Loss	$831,367	$(831,367)
Equity	$12,707,177	$(12,707,177)

For the year ended December 31, 2024	Strengthening	Weakening

Profit or loss	$546,490	$(546,490)
Equity	$9,382,422	$(9,382,422)

For the year ended December 31, 2023	Strengthening	Weakening

Profit or loss	$329,914	$(329,914)
Equity	$8,868,986	$(8,868,986)
Interest Rate Risk – Interest rate risk is the risk that the future cash flows of a financial instrument will fluctuate because of changes in market interest rates. The Company’s exposure to the risk of changes in market interest rates relates primarily to its long-term debt obligations with floating interest rates. Therefore, variations in interest rates at the reporting date would affect profit or loss.
Sensitivity Analysis – A 1% and 2% strengthening or weakening of the rate associated with each long-term debt, as of December 31, 2025, 2024, and 2023 would have increased (decreased) net income by the amounts shown below. This analysis assumes that all other variables remained constant.

	Long-term Debt with Variable Interest Rate as of December 31, 2025	1%	2%

Increase in interest rate	$217,508,167	$(2,175,082)	$(4,350,163)
Decrease in interest rate	$217,508,167	$2,175,082	$4,350,163

	Long-term Debt with Variable Interest Rate as of December 31, 2024	1%	2%

Increase in interest rate (1)	$97,016,631	$(970,166)	$(1,940,333)
Decrease in interest rate (1)	$97,016,631	$970,166	$1,940,333
(1)Excludes loans with Banco Nacional that have a fixed interest rate for the first two years of the loan term. These loans are within the fixed rate period as of December 31, 2024.

	Long-term Debt with Variable Interest Rate as of December 31, 2023	1%	2%

Increase in interest rate (1)	$93,785,108	$(937,851)	$(1,875,702)
Decrease in interest rate (1)	93,785,108	937,851	1,875,702
(1)Excludes loans with Banco Nacional that have a fixed interest rate for the first two years of the loan term. These loans are within the fixed rate period as of December 31, 2023.
c.Fair Values – The Company estimated the fair value of its debt to be $278,711,041 as of December 31, 2025. The fair value of debt is estimated based on the discounted cash flows using a discount rate between 6.3% and 14.9% depending on the terms and circumstances of specific debt instruments and are within Level 2 of the fair value hierarchy. The carrying value of debt approximated their fair value as of December 31, 2024. The Company further concluded that the carrying value of financial assets and liabilities, other than debt, approximated their fair value as of December 31, 2025, and 2024.